Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 1,296,000	$ 2,449,000	$ 1,379,000	$ 1,405,000	$ 152,000
Prepaid expenses and other current assets	389,000	283,000		110,000
Income tax receivable	406,000	361,000		332,000
Total current assets	2,091,000	3,093,000		1,847,000
Other noncurrent assets	45,000	51,000		51,000
Total assets	2,136,000	3,144,000		1,898,000
Current liabilities:
Accounts payable	271,000	597,000		1,064,000
Accrued expenses	308,000	304,000		216,000
Term debt, current portion	91,000	116,000		286,000
Unsecured promissory note payable	742,000	742,000
Total current liabilities	1,412,000	1,759,000		1,630,000
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of December 31, 2019 and December 31, 2018	0	0		0
Common stock, $0.001 par value; 100,000,000 authorized; 6,631,308 and 5,077,483 shares issued and outstanding, as of December 31, 2019 and December 31, 2018, respectively	7,000	7,000		5,000
Additional paid-in capital	42,671,000	42,331,000		35,038,000
Accumulated deficit	(43,056,000)	(41,258,000)		(35,058,000)
Accumulated comprehensive income	1,102,000	305,000		283,000
Total stockholders' equity	724,000	1,385,000	$ (588,000)	268,000	$ (3,689,000)
Total liabilities and stockholders' equity	$ 2,136,000	$ 3,144,000		$ 1,898,000